Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income		$ 78,995	$ 56,716	$ 35,264
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		44,756	45,282	30,333
Compensation relating to equity awards granted - net		6,356	3,816	3,192
Decrease (increase) in liability for employee rights upon retirement, net		943	(113)	(1,553)
Long-term loans discount amortization		1,866	897	237
Deferred financing costs amortization		5,692	2,010	612
Capital loss from disposal of property, plant and equipment				645
Deferred income taxes		(2,693)	(2,024)	1,253
Amortization of premium and accretion of discount on marketable securities, net		145	145	656
Equity in earnings of Frontline, net of dividend received		1,261	(540)	468
Other		751	1,014	597
Loss from sales of marketable securities				339
GAIN FROM THE SALE OF THE THERMAL PRODUCTS BUSINESS			(628)
Increase in accounts receivable:
Trade		(41,607)	(37,067)	(17,440)
Other		(2,921)	(5,507)	(2,075)
Increase (decrease) in accounts payable and accruals:
Trade		6,898	353	2,140
Deferred income		(1,056)	(7,770)	1,346
Other		7,994	13,915	9,326
Decrease (increase) in inventories		1,080	18,765	(13,984)
Net cash provided by operating activities		108,460	89,264	51,356
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment		(23,550)	(19,348)	(12,500)
Consideration received from the sale of the Thermal Products Business		12,000	10,000
Withdrawal of bank deposits		8,761	450	28,650
Purchase of marketable securities		(5,553)	(1,099)	(15,152)
Redemption and sale of marketable securities		4,337	821	26,586
Acquisition of SPTS, net of cash acquired	[1]			(375,061)
Investment in equity method investee		(1,000)	(1,500)	(250)
Proceeds from disposal of property, plant and equipment				15
Acquisition of AMST		(6,429)
Decrease (increase) in restricted cash		1,130	(3,617)	(10,000)
Increase (decrease) in funds in respect of employee rights upon retirement		249	510	(260)
Net cash used in investing activities		(10,055)	(13,783)	(357,972)
CASH FLOWS FROM FINANCING ACTIVITIES:
Long term loan, net of $8.0 million financing costs				288,918
Repayment of long-term loan		(239,635)	(59,615)	(750)
Repayment of bank loan		(20,000)
Bank loan, net of $2.0 million financing costs		108,031
Issuance of shares, net		99,962
Share options exercised		7,427	9,869	8,253
Acquisition of treasury shares				(14,593)
Net cash provided by (used in) financing activities		(44,215)	(49,746)	281,828
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		54,190	25,735	(24,788)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR		162,102	136,367	161,155
CASH AND CASH EQUIVALENTS AT END OF YEAR		216,292	162,102	136,367
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid		6,722	14,278	6,274
Income taxes paid		16,451	10,138	9,387
Income taxes refunded		385	519	897
Receivable on account of the sale of the Thermal Products Business			12,000
Purchase of property, plant and equipment on credit		$ 399	$ 2,041	$ 2,852

[1]	(a) Acquisition of subsidiaries consolidated for the first time: Working capital (excluding cash and cash equivalents) $ (48,918) Property, plant and equipment (25,160) Long-term liabilities 19,934 Goodwill (167,001) In-process research and development (6,920) Other intangible assets (146,996) $ (375,061)